SCHEDULE OF FAIR VALUE OF THE WARRANTS (Details)	Sep. 30, 2024	Dec. 31, 2023
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life (years)	1 year 9 months	1 year 9 months
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	3.84	3.84
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	132.96	132.96
Measurement Input, Expected Dividend Payment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0	0